Financial Instruments And Risks -- Summary of Impact to Profit/(Loss) Before Income Tax (Detail) - Discount rate, measurement input [member] - Unlisted Securities at Fair Value Through Profit or Loss [Member] - CNY (¥)
¥ in Thousands
12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, assets	¥ (42,824)	¥ (42,509)	¥ (28,078)
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, assets	¥ 45,826	¥ 45,553	¥ 29,023